Equity-Accounted Joint Ventures - Exmar LPG Joint Venture - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) lease	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of capital leases | lease	4
Principal amount outstanding on secured loan facilities and finance leases	$ 246.7
Carrying value of guarantee liability	0.9	$ 1.3
Investment in and advances to equity-accounted joint ventures (note 7)	52.3	52.3
Interest accrued on advances	0.3	0.0
Difference between carrying amount and book value	$ 23.6	$ 24.9
Exmar LPG Joint Venture | LIBOR
Schedule of Equity Method Investments [Line Items]
Basis spread on variable rate (as a percent)	0.50%
Exmar LPG Joint Venture | Exmar NV
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%